SHARE BASED AND OTHER COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED AND OTHER COMPENSATION
NOTE 10 - SHARE BASED AND OTHER COMPENSATION

The Company’s stock-based compensation consisted of the following:

	Six Months Ended June 30, 2017			Six Months Ended June 30, 2016
	Stock Options	Restricted Stock	Total	Stock Options	Restricted Stock	Total
Stock-based compensation expensed	$3,273	$6,113	$9,386	$1,731	$10	$1,741
Unrecognized stock-based compensation costs	$7,669	$2,094	$9,763	$3,050	$120	$3,170
Weighted average amortization period remaining	0.82	0.74	-	1.99	0.87	-

Restricted Stock

A summary of restricted stock grant activity pursuant to the 2016 Plan for the six months ended June 30, 2017 is presented below:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2017	1,068,305	$1.55
Granted	1,313,845	$4.50
Vested and issued	(821,580)	$(4.39)
Forfeited	(311,418)	$(4.61)
Outstanding at June 30, 2017	1,249,152	$2.01

Restricted Stock Units

A summary of restricted stock unit grant activity pursuant to the 2012 Plan for the six months ended June 30, 2017 is presented below.

	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 1, 2017	149,584	$10.56
Vested and issued	(139,585)	4.77
Cancelled or forfeited	-	-
Outstanding at June 30, 2017	$9,999	$1.60

Stock Options

A summary of stock option activity for the six months ended June 30, 2017 is presented below:

			Stock Options Outstanding and Exercisable
	Number of Options	Weighted Average Exercise Price	Number of Options Vested/ Exercisable	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2017	5,956,833	$2.04	2,208,757	9.7
Granted	2,897,500	$4.72	-	-
Exercised	(236,896)	$(1.34)	-	-
Forfeited or cancelled	(1,458,937)	$(2.95)	-	-
Outstanding at June 30, 2017	7,158,500	$3.70	3,481,374	9.4

During the six months ended June 30, 2017, options to purchase 2,897,500 shares of the Company’s common stock were granted under the 2016 Plan. The weighted average fair value of these options was $2.62. The fair values were determined using the Black-Scholes-Merton option valuation method assuming no dividends, a risk-free interest rate ranging from 1.21% to 1.45%, a weighted average expected life of 2 years and weighted-average volatility of 100.5%

The options to purchase 2,897,500 shares of the Company’s common stock include the following:

(i)	Options granted to employees of the Company to purchase 2,147,500 shares of the Company’s common stock during the six months ended June 30, 2017; and

(ii)
On June 16, 2017, the Company cancelled 250,000 of the options granted in June 2016 and all of the 500,000 options granted in December 2016 to an executive due to option grants that were in excess of the 2016 individual Plan limits. Additional options to purchase 750,000 shares of the Company’s common stock, 389,657 restricted shares and cash in an amount of $87,922 were awarded and paid to the executive to replace the cancelled option grants. The Company accounted for the replacement award as a modification of the terms of the cancelled award in accordance with ASC 718-20-35-8 “Cancellation of an award accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuation consideration.” As a result, during the six months ended June 30, 2017, the Company recorded incremental compensation of approximately $0.5 million which was the excess of the fair value of the vested replacement award over the fair value of the cancelled awards. The incremental fair value of the unvested replacement awards will be amortized over the remaining vesting period.

As of June 30, 2017, total unrecognized compensation costs relating to the outstanding options was approximately $7.7 million, which is expected to be recognized over the remaining vesting period of approximately 0.82 years.

NOTE 13 – SHARE BASED AND OTHER COMPENSATION

Share-Based Compensation

On April 20, 2016, the Company’s Board and the Compensation Committee of the Board approved the Company’s 2016 Omnibus Incentive Plan (the “2016 Plan”). On November 3, 2016, the Company’s stockholders voted to increase number of shares of Common Stock authorized for issuance under the 2016 Plan to 10.0 million.

During the year ended December 31, 2016, the Company granted 120,000 shares of restricted Common Stock to certain nonemployee directors in connection with each of their appointment anniversaries pursuant to each director's nonemployee director award agreement and 85,000 shares of restricted Common Stock as Board fees for the quarter ended December 31, 2015, paid in stock in lieu of cash. During the year ended December 31, 2016, the Company also issued (i) 10,000 restricted stock units and options to purchase 45,000 shares of Common Stock under the 2016 Plan to a newly appointed director pursuant to his nonemployee director award and 32,052 shares of restricted common stock as compensation for consulting services. Additionally, during the year ended December 31, 2016, the Company granted options to purchase a total of 5,683,500 shares of Common Stock to management and employees under the 2016 Plan.

During the year ended December 31, 2016, certain of the Company's employees, directors and consultants forfeited 26,483 restricted stock units and 335,000 options to purchase Common Stock previously granted in connection with various terminations and forfeitures.

As a result, as of December 31, 2016, the Company had 149,584 restricted stock units, 1,068,305 restricted shares, and 5,956,833 options to purchase shares of Common Stock outstanding to employees and directors. Options issued to employees vest in equal installments over specified time periods during the service period or upon achievement of certain performance based operating thresholds.

The Company requires that employees and directors pay the tax on equity grants in order to issue the shares and there is currently no cashless exercise option. As of December 31, 2016, 149,584 restricted stock units and 1,780,052 restricted shares have been granted, but have not been issued.

Compensation Costs (in thousands)

	As of December 31, 2016			As of December 31, 2015
	Stock	Restricted		Stock	Restricted
	Options	Stock	Total	Options	Stock	Total
Stock-based compensation expensed	$4,475	$2,398	$6,873	$2,191	$469	$2,660
Unamortized stock-based compensation costs	$5,200	$1,249	$6,449	$2,091	$266	$2,357
Weighted average amortization period remaining*	1.68	1.45		2.18	1.05

* Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria have not been met as of December 31, 2016 and 2015.

Restricted Stock

Summary of non-cash compensation in Statement of Changes in Stockholders’ Equity:

	As of December 31,
	2016	2015

	(In thousands)
Statement of Stockholder’s Equity:
Common stock issued for directors’ fees	$85	$215
Common stock issued for officer and Board compensation	120	-
Stock based compensation for vesting of restricted stock	-	469
Stock based compensation for issuance of stock options	4,475	2,191
Stock based compensation for issuance of restricted stock	2,398	-
Common stock issued for professional services	-	150
Fair value of warrants issued for professional services	-	425
Total non-cash compensation in Statement of Changes in Stockholders’ Equity	$7,078	$3,450

A summary of restricted stock grant activity pursuant to the 2016 Plan for the year ended December 31, 2016 is presented below:

		Weighted
	Number of	Average Grant
	Shares	Date Price
Outstanding at January 1, 2016	-	$-
Granted	1,780,052	1.54
Vested and issued	(711,747)	(1.75)
Forfeited	-	-
Outstanding at December 31, 2016	1,068,305	$1.55

There was no restricted stock grant activity for the year ended December 31, 2015.

A summary of restricted stock unit grant activity pursuant to the 2012 Plan for the years ended December 31, 2016 and 2015 is presented below. Share activities for the year ended December 31, 2015 have been adjusted for 1-for-10 reverse stock split on June 23, 2016.

		Weighted
	Number of	Average Grant
	Shares	Date Price
Outstanding at January 1, 2015	163,067	$24.40
Granted	114,501	9.00
Vested and issued	(77,835)	6.60
Forfeited	(12,833)	22.70
Outstanding at December 31, 2015	186,900	12.29
Granted	-	-
Vested and issued	(10,834)	(18.75)
Forfeited	(26,482)	(16.15)
Outstanding at December 31, 2016	$149,584	$10.56

As of December 31, 2016, the total unrecognized compensation costs related to 1,217,889 unvested shares of restricted stock was approximately $1.2 million, which is expected to be recognized over a weighted-average remaining services period of 1.45 year. As of December 31, 2015, the Company had 151,900 shares vested but unissued and total unrecognized compensation cost related to the 34,999 unvested shares of restricted stock was approximately $266,000, which is expected to be recognized over a weighted-average remaining service period of 1.05 years.

Stock Options

A summary of stock options activity for the years ended December 31, 2016 and 2015 is presented below:

			Stock Options Outstanding and
			Exercisable
				Weighted
		Weighted	Number	Average
		Average	of Options	Remaining
	Number	Exercise	Vested/	Contractual Life
	of Options	Price	Exercisable	(Years)
Outstanding at January 1, 2015	358,333	$21.60	138,333	4.24
Granted	480,000	$12.60
Exercised	-
Forfeited or cancelled	(230,000)	$(24.60)
Outstanding at December 31, 2015	608,333	$14.60	296,666	4.10
Granted	5,683,500	2.14
Exercised	-
Forfeited or cancelled	(335,000)	(5.34)
Outstanding at December 31, 2016	5,956,833	$2.04	2,208,757	1.68

During 2016, option to purchase 5,683,500 shares of the Company’s common stock were granted under the 2016 Plan. The weighted average fair values of these options of $1.38. The fair values were determined using the Black-Scholes-Merton option valuation method assuming no dividends, a risk-free interest rate of 1.08%, a weighted average expected life of 4.12 years and weighted-average volatility of 152%

As of December 31, 2016, total unrecognized compensation costs relating to the outstanding options was $5.2 million, which is expected to be recognized over the remaining vesting period of approximately 3.68 years.

The outstanding options have an intrinsic value of approximately $12.3 million at December 31, 2016.

During the year ended December 31, 2016 and 2015, the Company issued options to purchase shares of Common Stock to certain officers and directors. The options are valued using a Black Scholes model and amortized over the life of the option. During the years ended December 31, 2016 and 2015, the Company amortized $4.5 million and $2.19 million, respectively relating to options outstanding.